Significant Accounting Policies (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Facility, opening and closing costs
Long-term portion of lease obligations associated with facility closings	$ 327	$ 368
Advertising costs
Advertising costs, net of vendor funding	211	234	317
Interest expense, net
Interest expense, net of capitalized interest	588	539	530
Interest income	4	3	5
Capitalized interest	37	47	39
Shares held in trust
Common stock, shares held in trust	2	2
Accumulated other comprehensive loss
Amount included in accumulated other comprehensive loss related to pension and postretirement plans, pre-tax	250	217
Amount included in accumulated other comprehensive loss related to pension and postretirement plans, after-tax	152	132
Net impact on cash flow hedges, pre-tax	32	18
Net impact on cash flow hedges, after-tax	$ 20	$ 11
Earnings per common share
Common stock outstanding but not included in the calculation of diluted earnings per share (in shares)	30.5	34.3	37.7
Minimum
Stock-Based Compensation
Requisite service period of the stock award (in years)	3 years
Maximum
Stock-Based Compensation
Requisite service period of the stock award (in years)	5 years